Employee Benefit Plans (Net Periodic Benefit (Credit) Cost and Amounts Recognized in Other Comprehensive Income and Regulatory Assets and Liabilities) (Detail) - USD ($) $ in Millions					12 Months Ended
		Sep. 30, 2017	Jun. 30, 2017	Jan. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expected return on plan assets					$ (767)	$ (691)
Dominion Energy Gas Holdings, LLC
Expected return on plan assets					(165)	(157)
Pension Benefits
Service cost					138	118	$ 126
Interest cost					345	317	287
Expected return on plan assets					(639)	(573)	(531)
Amortization of prior service (credit) cost					1	1	2
Amortization of net actuarial loss					162	111	160
Settlements and curtailments						1
Net periodic benefit (credit) cost					7	(25)	44
Changes in plan assets and benefit obligations recognized in other comprehensive income and regulatory assets and liabilities:
Current year net actuarial (gain) loss					142	931	159
Prior service (credit) cost					5
Settlements and curtailments					1	(1)
Amortization of net actuarial loss					(162)	(111)	(160)
Amortization of prior service credit (cost)					(1)	(1)	(2)
Total recognized in other comprehensive income and regulatory assets and liabilities					$ (15)	$ 818	$ (3)
Significant assumptions used to determine periodic cost:
Discount rate		4.05%	4.05%	4.51%		4.46%	4.40%
Expected long-term rate of return on plan assets					8.75%	8.75%	8.75%
Weighted average rate of increase for compensation					4.09%	4.22%	4.22%
Pension Benefits | Dominion Energy Gas Holdings, LLC
Service cost					$ 15	$ 13	$ 15
Interest cost					30	30	27
Expected return on plan assets					(141)	(134)	(126)
Amortization of prior service (credit) cost							1
Amortization of net actuarial loss					16	13	20
Net periodic benefit (credit) cost					(80)	(78)	(63)
Changes in plan assets and benefit obligations recognized in other comprehensive income and regulatory assets and liabilities:
Current year net actuarial (gain) loss					(75)	91	97
Amortization of net actuarial loss					(16)	(13)	(20)
Amortization of prior service credit (cost)							(1)
Total recognized in other comprehensive income and regulatory assets and liabilities					$ (91)	$ 78	$ 76
Significant assumptions used to determine periodic cost:
Discount rate					4.50%	4.99%	4.40%
Expected long-term rate of return on plan assets					8.75%	8.75%	8.75%
Weighted average rate of increase for compensation					4.11%	3.93%	3.93%
Pension Benefits | Minimum
Significant assumptions used to determine periodic cost:
Discount rate					3.31%	2.87%
Pension Benefits | Maximum
Significant assumptions used to determine periodic cost:
Discount rate					4.50%	4.99%
Other Postretirement Benefits
Service cost					$ 26	$ 31	$ 40
Interest cost					60	65	67
Expected return on plan assets					(128)	(118)	(117)
Amortization of prior service (credit) cost					(51)	(35)	(27)
Amortization of net actuarial loss					13	8	6
Net periodic benefit (credit) cost					(80)	(49)	(31)
Changes in plan assets and benefit obligations recognized in other comprehensive income and regulatory assets and liabilities:
Current year net actuarial (gain) loss					12	178	(18)
Prior service (credit) cost					(73)	(216)	(31)
Settlements and curtailments					2
Amortization of net actuarial loss					(13)	(8)	(6)
Amortization of prior service credit (cost)					51	35	27
Total recognized in other comprehensive income and regulatory assets and liabilities					$ (21)	$ (11)	$ (28)
Significant assumptions used to determine periodic cost:
Discount rate							4.40%
Expected long-term rate of return on plan assets					8.50%	8.50%	8.50%
Weighted average rate of increase for compensation					3.29%	4.22%	4.22%
Healthcare cost trend rate					7.00%	7.00%	7.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	[1]				5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	[1],[2]				2021	2020	2019
Other Postretirement Benefits | Dominion Energy Gas Holdings, LLC
Service cost					$ 4	$ 5	$ 7
Interest cost					12	14	14
Expected return on plan assets					(24)	(23)	(24)
Amortization of prior service (credit) cost					(3)	1	(1)
Amortization of net actuarial loss					2	1	2
Net periodic benefit (credit) cost					(9)	(2)	(2)
Changes in plan assets and benefit obligations recognized in other comprehensive income and regulatory assets and liabilities:
Current year net actuarial (gain) loss					18	28	(9)
Prior service (credit) cost					(61)
Amortization of net actuarial loss					(2)	(1)	(2)
Amortization of prior service credit (cost)					3	(1)	1
Total recognized in other comprehensive income and regulatory assets and liabilities					$ (42)	$ 26	$ (10)
Significant assumptions used to determine periodic cost:
Discount rate					4.47%	4.93%	4.40%
Expected long-term rate of return on plan assets					8.50%	8.50%	8.50%
Weighted average rate of increase for compensation					4.11%	3.93%	3.93%
Healthcare cost trend rate					7.00%	7.00%	7.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	[1]				5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	[1]				2021	2020	2019
Other Postretirement Benefits | Minimum
Significant assumptions used to determine periodic cost:
Discount rate					3.92%	3.56%
Other Postretirement Benefits | Maximum
Significant assumptions used to determine periodic cost:
Discount rate					4.47%	4.94%

[1]	Assumptions used to determine net periodic cost for the following year.
[2]	The Society of Actuaries model used to determine healthcare cost trend rates was updated in 2014. The new model converges to the ultimate trend rate much more quickly than previous models.